Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2020
Operating segment and geographic data
Schedule of segment revenues
2020
($ in millions) Electrification
Industrial
Automation Motion
Robotics &
Discrete
Automation
Corporate and
Other Total
Geographical markets

Europe

4,008 2,322 1,934 1,429 15 9,708

The Americas

4,050 1,321 2,173 385 7 7,936
of which: United States 3,093 805 1,846 270 5 6,019

Asia, Middle East and Africa

3,506 2,038 1,807 1,024 7 8,382
of which: China

1,820 628 926 714 3 4,091
11,564 5,681 5,914 2,838 29 26,026
Product type

Products
9,951 1,263 5,040 1,635 53 17,942

Systems
743 1,665 — 780 (24) 3,164

Services and software
870 2,753 874 423 — 4,920
11,564 5,681 5,914 2,838 29 26,026

Third-party revenues
11,564 5,681 5,914 2,838 29 26,026

Intersegment revenues
(1)
360 111 495 69 (927) 108
Total

revenues
11,924 5,792 6,409 2,907 (898) 26,134
2019
($ in millions) Electrification
Industrial
Automation Motion
Robotics &
Discrete
Automation
Corporate and
Other Total
Geographical markets

Europe

4,039 2,416 1,879 1,634 36 10,004

The Americas

4,568 1,582 2,315 453 1 8,919
of which: United States 3,522 948 1,972 290 3 6,735

Asia, Middle East and Africa

3,665 2,153 1,827 1,157 40 8,842
of which: China

1,729 608 876 825 1 4,039
12,272 6,151 6,021 3,244 77 27,765
Product type

Products
10,315 1,439 5,152 1,785 65 18,756

Systems
958 1,648 — 968 12 3,586

Services and software
999 3,064 869 491 — 5,423
12,272 6,151 6,021 3,244 77 27,765

Third-party revenues
12,272 6,151 6,021 3,244 77 27,765

Intersegment revenues
(1)
456 122 512 70 (947) 213
Total

revenues
12,728 6,273 6,533 3,314 (870) 27,978
2018
($ in millions) Electrification
Industrial
Automation Motion
Robotics &
Discrete
Automation
Corporate and
Other Total
Geographical markets

Europe

3,881 2,475 1,862 1,737 58 10,013

The Americas

3,650 1,467 2,389 476 21 8,003
of which: United States 2,686 941 2,018 310 25 5,980

Asia, Middle East and Africa

3,680 2,449 1,699 1,339 236 9,403
of which: China

1,724 609 858 987 2 4,180
11,211 6,391 5,950 3,552 315 27,419
Product type

Products
9,679 1,528 5,111 2,019 118 18,455

Systems
617 1,853 — 1,001 197 3,668

Services and software
915 3,010 839 532 — 5,296
11,211 6,391 5,950 3,552 315 27,419

Third-party revenues
11,211 6,391 5,950 3,552 315 27,419

Intersegment revenues
(1)
475 109 513 59 (913) 243
Total

revenues
11,686 6,500 6,463 3,611 (598) 27,662
Intersegment

revenues until

June 30, 2020,

include sales

to the Power

Grids business,

which is presented

as discontinued

operations,
and are not eliminated

from Total

revenues (see Note

3).

Schedule of operational EBITA reconciliations
($ in millions) 2020 2019 2018
Operational EBITA:
Electrification 1,681 1,688 1,626
Industrial Automation

451 732 914
Motion 1,075 1,082 1,023
Robotics & Discrete Automation

237 393 528
Corporate and Other:
— Non-core and divested businesses (133) (145) (291)
— Stranded corporate costs (40) (225) (297)
— Corporate costs and Other intersegment elimination (372) (418) (498)
Total 2,899 3,107 3,005
Acquisition-related amortization
(263) (265) (273)
Restructuring, related and implementation costs
(1)
(410) (300) (172)
Changes in obligations related to divested businesses
(218) (36) (106)
Changes in pre-acquisition estimates
(11) (22) (8)
Gains and losses from sale of businesses
(2) 55 57
Fair value adjustment on assets and liabilities held for sale
(33) (421) —
Acquisition-

and divestment-related expenses and integration costs
(74) (121) (204)
Other income/expenses relating to the Power Grids joint

venture
(20) — —
Foreign exchange/commodity timing differences in

income from operations:
Unrealized gains and losses on derivatives (foreign exchange,

commodities, embedded derivatives) 67 20 (1)
Realized gains and losses on derivatives where the underlying hedged

transaction has not yet been realized 26 8 (23)
Unrealized foreign exchange movements on receivables/payables

(and

related assets/liabilities)
(33) (7) (9)
Certain other non-operational items:
Costs for planned divestment of Power Grids (86) (141) —
Regulatory, compliance

and legal costs
(7) (7) (34)
Business transformation costs (31) (19) (17)
Executive Committee transition costs (1) (14) —
Favorable resolution of an uncertain purchase price adjustment 36 92 —
Gain on sale of investments — 15 —
Gain on liquidation of a foreign subsidiary — — 31
Asset write downs/impairments & certain other fair value changes
(2)
(239) (4) (25)
Other non-operational items (7) (2) 5
Income from operations 1,593 1,938 2,226
Interest and dividend income
51 67 72
Interest and other finance expense
(240) (215) (262)
Losses from extinguishment of debt
(162) — —
Non-operational pension (cost) credit
(401) 72 83
Income from continuing operations before

taxes
841 1,862 2,119
Amounts in 2020

and 2019 include

$
67

million and $
97

million, respectively,

of implementation

costs in relation

to the OS program.
(2)

Amount in 2020

includes goodwill

impairment charges

of $
311

million.

Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment
Depreciation and Total assets
(1), (2)
amortization Capital expenditures
(1)
at December 31,

($ in millions) 2020 2019 2018 2020 2019 2018 2020 2019 2018
Electrification 381 414 355 276 279 244 12,098 11,671 12,052
Industrial Automation

63 55 57 56 64 58 4,624 4,559 4,287
Motion 168 169 184 93 110 93 6,248 6,149 6,016
Robotics & Discrete
Automation 126 124 127 64 59 74 4,660 4,661 4,760
Corporate and Other 177 199 193 205 250 303 13,458 19,068 17,326
Consolidated 915 961 916 694 762 772 41,088 46,108 44,441
Capital expenditures

and Total

assets are after

intersegment

eliminations

and therefore

reflect third

-party activities

only.
(2)

At December 31,

2020, 2019 and

2018, Corporate

and Other includes

$
282

million, $
9,840

million and $
8,591

million, respectively,

of
assets in the

Power Grids business

which is reported

as discontinued

operations (see

Note 3). In addition,

at December 31,

2020,
Corporate and

Other includes

$
1,710

million related

to the equity

investment in

Hitachi ABB Power

Grids Ltd (see

Note 4).

Schedule of geographic information for long-lived assets	Long-lived assets at December 31, ($ in millions) 2020 2019 Europe 2,822 2,565 The Americas 1,382 1,469 Asia, Middle East and Africa 940 932 Total 5,144 4,966